The Advisors’ Inner Circle Fund

Westwood Income Opportunity Fund

Westwood Worldwide Income Opportunity Fund

Westwood Low Volatility Equity Fund (collectively, the “Funds”)

Supplement dated March 22, 2019 to:

•	the Westwood Income Opportunity Fund’s Institutional Shares Summary Prospectus and A Class Shares Summary Prospectus, each dated March 1, 2019 (together, the “Income Opportunity Summary Prospectuses”);

•	the Westwood Worldwide Income Opportunity Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019 (the “Worldwide Income Summary Prospectus”);

•	the Westwood Low Volatility Equity Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019 (the “Low Volatility Summary Prospectus” and, together with the Income Opportunity Summary Prospectuses and the Worldwide Income Summary Prospectus, the “Summary Prospectuses”);

•	the Funds’ Institutional Shares Prospectus, dated March 1, 2019 (the “Institutional Prospectus”); and

•	the Westwood Income Opportunity Fund’s A Class Shares Prospectus, dated March 1, 2019 (the “A Class Prospectus” and, together with the Institutional Prospectus, the “Prospectuses”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and the Prospectuses, and should be read in conjunction with the Summary Prospectuses and the Prospectuses.

Messrs. Adrian Helfert and David Clott have replaced Messrs. Daniel Barnes and Todd Williams as portfolio managers for the Income Opportunity Fund, and Mr. Adrian Helfert has replaced Mr. Daniel Barnes as portfolio manager for each of the Westwood Worldwide Income Opportunity Fund and the Westwood Low Volatility Equity Fund. Accordingly, the Summary Prospectuses and the Prospectuses are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” sections of the Income Opportunity Summary Prospectuses, and the corresponding sections of the Prospectuses, the disclosure relating to Messrs. Barnes and Williams is deleted and replaced with the following:

Mr. David Clott, CFA, Senior Vice President, has managed the Fund since 2019.

Mr. Adrian Helfert, CFA, Senior Vice President and Director of Multi-Asset Portfolios, has managed the Fund since 2019.

2.	In the “Portfolio Manager” section of the Worldwide Income Summary Prospectus and the “Portfolio Managers” section of the Low Volatility Summary Prospectus, and the corresponding sections of the Institutional Prospectus, the disclosure relating to Mr. Barnes is hereby deleted and replaced with the following:

Mr. Adrian Helfert, CFA, Senior Vice President and Director of Multi-Asset Portfolios, has managed the Fund since 2019.

3.	In the “Portfolio Managers” section of the A Class Prospectus, the paragraphs relating to Messrs. Barnes and Williams are hereby deleted and replaced with the following:

Mr. David Clott, CFA, has served as Senior Vice President for the Adviser since October 2014, and leads the Adviser’s Global Convertible Securities Team. Prior to joining the Adviser, he managed both the long only and absolute return global convertible securities strategies at Aviva Investors for 15 years and co-founded their convertibles funds in April 2002. Prior to 1999, Mr. Clott was a Portfolio Manager and Equity Analyst at HSB Group for one year, and an Equity Analyst and later a Convertible Securities Analyst at Phoenix Investment Partners for seven years. Mr. Clott has served on the portfolio team for the Westwood Income Opportunity Fund since 2019. Mr. Clott participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Clott has more than 27 years of investment experience.

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios at the Adviser since 2019. He is responsible for leading the firm’s multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and JPMorgan’s Asset Management Group. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic. Mr. Helfert has served on the portfolio team for the Westwood Income Opportunity Fund since 2019. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Helfert has more than 19 years of investment experience.

4.	In the “Portfolio Managers” section of the Institutional Prospectus, the paragraphs relating to Messrs. Barnes, Clott and Williams are hereby deleted and replaced with the following:

Mr. David Clott, CFA, has served as Senior Vice President for the Adviser since October 2014, and leads the Adviser’s Global Convertible Securities Team. Prior to joining the Adviser, he managed both the long only and absolute return global convertible securities strategies at Aviva Investors for 15 years and co-founded their convertibles funds in April 2002. Prior to 1999, Mr. Clott was a Portfolio Manager and Equity Analyst at HSB Group for one year, and an Equity Analyst and later a Convertible Securities Analyst at Phoenix Investment Partners for seven years. Mr. Clott has served on the portfolio team for the Westwood Strategic Convertibles Fund and the Westwood Market Neutral Income Fund since their inceptions in 2015, has served on the portfolio team for the Westwood Low Volatility Equity Fund since 2016, and has served on the portfolio team for the Westwood Income Opportunity Fund since 2019. Mr. Clott participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Clott has more than 27 years of investment experience.

Mr. Adrian Helfert has served as Senior Vice President and Director of Multi-Asset Portfolios at the Adviser since 2019. He is responsible for leading the firm’s multi-asset strategies team, which includes Income Opportunity and Flexible Income strategies, as well as Global Convertibles and Fixed Income strategies. Most recently, Mr. Helfert served as Managing Director and Senior Multi-Asset Portfolio Manager at Amundi in London, where he was responsible for Global Fixed Income strategies. During his 13-year Amundi tenure, he also was an investment team leader on absolute return, unconstrained and total return portfolios. Prior to joining Amundi, Mr. Helfert worked at Royal Bank of Scotland and JPMorgan’s Asset Management Group. Mr. Helfert has served on the portfolio team for the Westwood Income Opportunity Fund, Westwood Worldwide Income Opportunity Fund and Westwood Low Volatility Equity Fund since 2019. Mr. Helfert participates in the investment decision process. He has authority to direct trading activity for the Funds and is also responsible for representing the Funds to investors. Mr. Helfert earned his MBA from Duke University and his BA in physics from the University of Virginia, where he was awarded a fellowship for his work in Solid State Physics. He also served in the U.S. Navy / Marine Corps as a Combat Medic.

Mr. Todd L. Williams, CFA, has served as Senior Vice President, Senior Research Analyst for the Adviser since February 2012. Prior to this appointment, he served as Vice President and Research Analyst for the Adviser from July 2005 until February 2012, as Assistant Vice President and Research Analyst from July 2003 to July 2005, and as Research Analyst from November 2002 to July 2003. Before joining the Adviser, Mr. Williams was a portfolio manager and analyst with AMR Investments, Inc. Mr. Williams graduated from Southern Methodist University with a BBA in Finance and is a member of the CFA Institute and the CFA Society of Dallas-Fort Worth. Mr. Williams has served on the portfolio team for the Westwood MLP and Strategic Energy Fund since the Fund’s inception in 2014. He participates in the investment decision process. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Williams has more than 23 years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WHG-SK-056-0100

The Advisors’ Inner Circle Fund

Westwood Income Opportunity Fund

Westwood Worldwide Income Opportunity Fund

Westwood Low Volatility Equity Fund (together, the “Funds”)

Supplement dated March 22, 2019 to the

Statement of Additional Information dated March 1, 2019 (the “SAI”)

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Messrs. Adrian Helfert and David Clott have replaced Messrs. Daniel Barnes and Todd Williams as portfolio managers for the Westwood Income Opportunity Fund, and Mr. Adrian Helfert has replaced Mr. Daniel Barnes as portfolio manager for each of the Westwood Worldwide Income Opportunity Fund and the Westwood Low Volatility Equity Fund. Accordingly, the SAI is hereby amended and supplemented as follows:

1.	In “The Portfolio Managers” section, the rows in the “Fund Shares Owned by the Portfolio Managers” table relating to Messrs. Barnes and Clott are hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned
Adrian Helfert*	None
David Clott*	None

*	Valuation date is December 31, 2018.

2.	In “The Portfolio Managers” section, the rows in the “Other Accounts” table relating to Messrs. Barnes and Clott are hereby deleted and replaced with the following:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Adrian Helfert*	0	$0	0	$0	0	$0
David Clott*	3	$74.9	3**	$1,139	8	$0.85

*	Valuation date is December 31, 2018.
**	Includes 1 account with assets under management of $591.88 million that is subject to a performance-based advisory fee.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

WHG-SK-057-0100